WisdomTree Trust

245 Park Avenue

35th Floor

New York, NY 10167

March 20, 2020

VIA EDGAR

Securities and Exchange Commission

100 F. Street, N.E.

Washington, DC 20549

Attention: File Room

Re:	WisdomTree Trust (the “Trust”)

File Nos. 333-132380 and 811-21864

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the above-referenced Registrant’s International ESG Fund and Emerging Markets ESG Fund does not differ from the Prospectus contained in Post-Effective Amendment No. 732 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on March 13, 2020 with a designated effective date of March 16, 2020 (Accession No. 0001193125-20-072848).

Any comments or questions with respect to this filing should be directed to my attention at (917) 267-3721.

Very truly yours,

/s/ Ryan M. Louvar
Ryan M. Louvar
Secretary

cc:	W. John McGuire, Esq.